Deposits - Major Classifications of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Interest-bearing demand deposits	$ 861,914	$ 1,179,292
Non-interest-bearing demand deposits	548,064	561,006
Savings deposits	224,017	266,573
Time deposits under $100,000	231,111	300,309
Time deposits $100,000 or more	150,977	206,461
Brokered time deposits	75,821	107,930
Total	$ 2,091,904	$ 2,621,571